Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Fair Value Disclosures [Abstract]
Changes recognized as a credit to other comprehensive income	¥ (26)	¥ 35	¥ (64)	¥ 63
Credit (debit) amounts reclassified to earnings	¥ 0	¥ 0	0	0
Cumulative credit (debit) balance recognized in accumulated other comprehensive income			¥ 84	¥ 116